Other Accrued Liabilities Other Accrued Liabilities Narrative (Details) $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($)
Other Accrued Liabilities [Abstract]
Customer refundable fees, contracted	$ 240
Customer refundable fees, proceeds	$ 160